Members' Equity (Details) - shares	Oct. 01, 2020	Dec. 31, 2020
Class of Stock [Line Items]
Common units authorized		1,568,370
Restricted units
Class of Stock [Line Items]
Number of units available for issuances	135,241
Awards Granted on October 1, 2020 | Restricted units
Class of Stock [Line Items]
Issuance of common units under long-term incentive plan	13,309
Unit vesting period	3 years
Series A preferred units
Class of Stock [Line Items]
Preferred units authorized		511,695